Equity Incentive Schemes and Stock Compensation Charges (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Transactions for Company's Share Option Plans	The following table summarizes the transactions for the Company's share option plans for the years ended December 31, 2020, December 31, 2019 and December 31, 2018:

	Options Granted Under Plans	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2017	1,171,393	$56.02	$17.15
Granted	167,557	$118.90	$36.84
Exercised	(408,699)	$41.12	$13.55
Canceled	(9,505)	$32.35	$11.39
Outstanding at December 31, 2018	920,746	$74.32	$22.39
Granted	97,112	$140.13	$43.43
Exercised	(329,870)	$65.54	$19.78
Canceled/expired	(31,881)	$88.12	$26.77
Outstanding at December 31, 2019	656,107	$87.80	$26.60
Granted	107,737	$159.83	$42.43
Exercised	(193,417)	$68.19	$20.91
Canceled/expired	(16,681)	$92.21	$27.93
Outstanding at December 31, 2020	553,746	$108.53	$31.63
Vested and exercisable at December 31, 2020	224,845	$83.13	$24.90

Schedule of Non Vested Shares Outstanding	Non-vested shares outstanding as at December 31, 2020 are as follows:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value
Non-vested outstanding at December 31, 2019	358,030	$103.68	$31.28

Granted	107,737	159.83	42.43
Vested	(124,605)	92.25	27.51
Forfeited	(12,261)	117.41	34.50

Non-vested outstanding at December 31, 2020	328,901	$125.89	$36.24

Summary of Information Concerning Outstanding and Exercisable Share Options	The following table summarizes information concerning outstanding and exercisable share options as of December 31, 2020:

Options Outstanding				Options Exercisable
Range Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$32.37	2,500	0.33		2,500
$37.90	920	0.92		920
$40.83	21,360	1.39		21,360
$47.03	479	1.16		479
$48.67	1,027	1.20		1,027
$65.60	29,381	3.38		19,528
$66.47	2,621	2.38		2,621
$68.39	24,508	2.18		24,508
$71.95	73,193	3.17		59,284
$83.47	58,159	4.17		10,671
$90.03	45,154	4.38		27,698
$115.11	68,016	5.17		8,866
$125.74	39,664	5.38		36,885
$137.47	6,045	6.37		895
$140.38	75,061	6.17		7,603
$159.33	98,128	7.17		—
$166.51	7,530	7.47		—

$32.37-$166.51	553,746	4.86	$108.53	224,845	$83.13

Summary of Weighted Average Fair Values and Assumptions Used	The weighted average fair values and assumptions were as follows:

	Year Ended
	December 31, 2020	December 31, 2019	December 31, 2018
Weighted average fair value	$42.43	$43.43	$36.84

Assumptions:
Expected volatility	30%	30%	30%
Dividend yield	—%	—%	—%
Risk-free interest rate	0.57%	2.55%	2.76%
Expected life	5.0 years	5.0 years	5.0 years

Summary of RSU and PSU Activity	The following table summarizes RSU and PSU activity for the year ended December 31, 2020:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	PSU Weighted Average Remaining Contractual Life	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value	RSU Weighted Average Remaining Contractual Life
Outstanding at December 31, 2019	175,989	$110.79	1.04	389,900	$119.07	1.43

Granted	57,184	$165.30		137,572	$168.03
Shares vested	(63,516)	$83.92		(144,747)	$98.47
Forfeited	(10,016)	$134.27		(41,301)	$133.63

Outstanding at December 31, 2020	159,641	$137.64	1.14	341,424	$145.77	1.41

Schedule of Non-cash Stock Compensation Expense	Non-cash stock compensation expense has been allocated as follows:

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Direct costs	$8,557	$14,777	$17,408
Selling, general and administrative	17,714	12,042	14,186
Total compensation costs	$26,271	$26,819	$31,594